 Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2020-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 6-30-2023	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		7/18/2023
2	Payment Date		7/20/2023
3	Collection Period	6/1/2023	6/30/2023	30
4	Monthly Interest Period - Actual/360	6/20/2023	7/19/2023	30
5	Monthly Interest - 30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	215,000,000.00	-	-	-	-
7	Class A-2-A Notes	362,000,000.00	-	-	-	-
8	Class A-2-B Notes	50,000,000.00	-	-	-	-
9	Class A-3 Notes	471,000,000.00	47,751,165.31	13,729,064.04	34,022,101.27	0.0722338
10	Class A-4 Notes	96,570,000.00	96,570,000.00	-	96,570,000.00	1.0000000
11	Total Securities	$1,194,570,000.00	$144,321,165.31	$13,729,064.04	$130,592,101.27
12	Overcollateralization	53,026,720.93	53,026,720.93		53,026,720.93
13	Adjusted Pool Balance	$1,247,596,720.93	$197,347,886.24	$13,729,064.04	$183,618,822.20
14	YSOC	43,206,384.64	3,857,199.16		3,493,191.58
15	Net Pool Balance	$1,290,803,105.57	$201,205,085.40	$13,729,064.04	$187,112,013.78

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Libor Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
16	Class A-1 Notes	0.29978%	N/A	-	-	-	-
17	Class A-2-A Notes	0.93000%	N/A	-	-	-	-
18	Class A-2-B Notes	N/A	N/A	-	-	-	-
19	Class A-3 Notes	0.98000%	N/A	38,996.79	0.0827957	13,768,060.83	29.2315517
20	Class A-4 Notes	1.26000%	N/A	101,398.50	1.0500000	101,398.50	1.0500000
21	Total Securities			140,395.29		13,869,459.33

C.	COLLECTIONS AND AVAILABLE FUNDS
22	Scheduled Principal Payments Received	10,100,581.42
23	Scheduled Interest Payments Received	752,642.75
24	Prepayments of Principal Received	3,734,848.04
25	Liquidation Proceeds	28,455.73
26	Recoveries Received	110,414.08
27	Other Payments Received to Reduce Principal
28	Subtotal: Total Collections	14,726,942.02
29	Repurchased Receivables	-
30	Reserve Account Excess Amount (Item 93)	50,671.76
31	Total Available Funds, prior to Servicer Advances	14,777,613.78
32	Servicer Advance (Item 76)	-
33	Total Available Funds + Servicer Advance	14,777,613.78
34	Reserve Account Draw Amount (Item 79)	-
35	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	14,777,613.78

D.	DISTRIBUTIONS

	Distribution Summary:
36	Prior Advance Reimbursement (Item 82)	-
37	Servicing Fees (Item 44)	167,670.90
38	Class A Noteholder Interest (Item 55)	140,395.29
39	Principal Distribution Amount (Item 80)	13,729,064.04
40	Amount Paid to Reserve Account to Reach Specified Balance	-
41	Other Amounts Paid to Trustees	-
42	Certificateholders Principal Distribution Amount	-
43	Remaining Funds to Seller	740,483.55

	Distribution Detail:	Due	Shortfall	Paid
44	Servicing Fees	167,670.90	-	167,670.90

Pro rata:
45	Class A-1 Interest	-	-	-
46	Class A-2-A Interest	-	-	-
47	Class A-2-B Interest	-		-
48	Class A-3 Interest	38,996.79	-	38,996.79
49	Class A-4 Interest	101,398.50	-	101,398.50
50	Class A-1 Interest Carryover Shortfall	-	-	-
51	Class A-2-A Interest Carryover Shortfall	-	-	-
52	Class A-2-B Interest Carryover Shortfall	-	-	-
53	Class A-3 Interest Carryover Shortfall	-	-	-
54	Class A-4 Interest Carryover Shortfall	-	-	-
55	Class A Noteholder Interest	140,395.29	-	140,395.29

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance		197,347,886.24
57	Beginning Net Pool Balance	201,205,085.40
58	Receipts of Scheduled Principal	(10,100,581.42)
59	Receipts of Prepaid Principal	(3,734,848.04)
60	Liquidation Proceeds	(28,455.73)
61	Other Collections of Principal	-
62	Principal Amount of Repurchases	-
63	Principal Amount of Defaulted Receivables	(229,186.43)
64	Ending Net Pool Balance	187,112,013.78
65	Yield Supplement Overcollateralization Amount	3,493,191.58
66	Adjusted Pool Balance	183,618,822.20
67	Less: Adjusted Pool Balance - End of Collection Period		183,618,822.20
68	Calculated Principal Distribution Amount		13,729,064.04

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		14,777,613.78
70	Less: Prior Advance Reimbursement (Item 36)		-
71	Less: Servicing Fees Paid (Item 37)		167,670.90
72	Less: Interest Paid to Noteholders (Item 38)		140,395.29
73	Less: Calculated Principal Distribution (Item 68)		13,729,064.04
74	Equals: Remaining Available Funds before Servicer Advance		740,483.55
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)		N/A
76	Servicer Advance (If Item 74< 0, lesser of Item 74 and Item 75, else 0)		-

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)		740,483.55
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)		-
79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)		-
80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)		13,729,064.04

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		-
82	Less: Prior Advance Reimbursement		-
83	Plus: Additional Servicer Advances for Current Period		-
84	Ending Balance of Servicer Advance		-

F.	RESERVE ACCOUNT
	Reserve Account Balances:
85	Specified Reserve Account Balance (Lesser of (a) $12,475,967.21, and (b) the aggregate note balance)	12,475,967.21
86	Initial Reserve Account Balance	12,475,967.21
87	Beginning Reserve Account Balance	12,475,967.21
88	Plus: Net Investment Income for the Collection Period	50,671.76
89	Subtotal: Reserve Fund Available for Distribution	12,526,638.97
90	Plus: Deposit of Excess Available Funds (Item 40)	-
91	Less: Reserve Account Draw Amount (Item 79)	-
92	Subtotal Reserve Account Balance	12,526,638.97
93	Less: Reserve Account Excess Amount to Available Funds (If Item 92> Item 85)	50,671.76
94	Equals: Ending Reserve Account Balance	12,475,967.21

95	Change in Reserve Account Balance from Immediately Preceding Payment Date	-

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior Period	Current Period
96	Net Pool Balance	1,290,803,106	201,205,085	187,112,014
97	Number of Current Contracts	57,735	22,458	21,759
98	Weighted Average Loan Rate	4.46%	4.39%	4.40%
99	Average Remaining Term	55.4	21.6	20.7
100	Average Original Term	64.5	66.0	66.1
101	Monthly Prepayment Rate		1.13%	1.07%

				Outstanding
	Net Credit Loss and Repossession Activity:		Units	Principal Balance
102	Aggregate Outstanding Principal Balance of Charged Off Receivables		19	257,642.16
103	Liquidation Proceeds on Related Vehicles			28,455.73
104	Recoveries Received on Receivables Previously Charged Off			110,414.08
105	Net Principal Losses for Current Collection Period		19	118,772.35
106	Beginning Net Principal Losses		1,064	7,875,537.49
107	Net Principal Losses for Current Collection Period		19	118,772.35
108	Cumulative Net Principal Losses		1,083	7,994,309.84
109	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,290,803,105.57)			0.62%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
110	Current	98.65%	21,556	184,581,081.48
111	31 - 60 Days Delinquent	1.11%	169	2,075,299.35
112	61 - 90 Days Delinquent	0.24%	34	455,632.95
113	91-120 Days Delinquent1	0.00%	-	-
114	Total	100.00%	21,759	187,112,013.78

H.	DELINQUENCY AND NET LOSS RATIOS
115	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period			Percentage
116	Current Period			0.06%
117	Prior Period			0.07%
118	Two Periods Prior			0.00%
119	Three Periods Prior			0.03%
120	Four Period Average (Current and Three Prior Collection Periods)			0.04%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period			Percentage
121	Current Period			0.24%
122	Prior Period			0.21%
123	Two Periods Prior			0.27%
124	Three Periods Prior			0.19%
125	Four Period Average (Current and Three Prior Collection Periods)			0.23%

126	Delinquncy Trigger			4.48%
127	Delinquency Percentage (61-Day Delinquent Receivables)			0.24%
128	Delinquency Trigger occurred in this collection Period?			No

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month

1Any receivable as to which any payment is past due 90 or more days is a Defaulted Receivable and the outstanding principal balance is deemed to be zero.
Therefore this item will equal zero in all reporting periods.

VW CREDIT, INC., as Servicer